Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive (loss) income	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances at Dec. 31, 2020	$ 1,286,718		$ 587	$ (86,239)	$ 416,609	$ (9,744)	$ 938,395	$ 1,259,608	$ 27,110
Beginning Balances (in shares) at Dec. 31, 2020			58,740,919	(8,245,130)
Issuance of preferred shares, net of offering expenses	289,650	$ 300,000			(10,350)			289,650
Issuance of preferred shares, net of offering expenses (in shares)		12,000
Restricted share units vested			$ 1		(1)
Restricted share units vested (in shares)			65,505
Exercise of share options	6,789		$ 4		6,785			6,789
Exercise of share options (in shares)			376,804
Purchase of treasury shares	$ (45,789)			$ (45,789)				(45,789)
Purchase of treasury shares (in shares)	(1,685,562)			(1,685,562)
Share-based compensation expense	$ 4,208				4,208			4,208
Purchase of noncontrolling interest	(20,088)				7,022			7,022	$ (27,110)
Preferred shares dividends declared	(4,433)						(4,433)	(4,433)
Net income	206,434						206,434	206,434
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	3,084					3,084		3,084
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	5,378					5,378		5,378
Foreign currency translation adjustments	(108)					(108)		(108)
Income tax benefit related to items of other comprehensive loss	11					11		11
Total comprehensive income	8,365
Ending Balances at Sep. 30, 2021	1,731,854	$ 300,000	$ 592	$ (132,028)	424,273	(1,379)	1,140,396	1,731,854
Ending Balances (in shares) at Sep. 30, 2021		12,000	59,183,228	(9,930,692)
Beginning Balances at Dec. 31, 2021	1,781,254	$ 300,000	$ 595	$ (158,459)	428,945	9,750	1,200,423	1,781,254
Beginning Balances (in shares) at Dec. 31, 2021		12,000	59,503,710	(10,671,855)
Restricted share units vested (in shares)			34,047
Exercise of share options	4,460		$ 2		4,458			4,460
Exercise of share options (in shares)			173,700
Purchase of treasury shares	$ (133,775)			$ (133,775)				(133,775)
Purchase of treasury shares (in shares)	(4,093,505)			(4,093,505)
Share-based compensation expense	$ 5,315				5,315			5,315
Preferred shares dividends declared	(14,906)						(14,906)	(14,906)
Dividends declared to common shareholders	(35,278)						(35,278)	(35,278)
Net income	242,601						242,601	242,601
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	143,327					143,327		143,327
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(766)					(766)		(766)
Foreign currency translation adjustments	(455)					(455)		(455)
Income tax benefit related to items of other comprehensive loss	(1,408)					(1,408)		(1,408)
Total comprehensive income	140,698
Ending Balances at Sep. 30, 2022	$ 1,990,369	$ 300,000	$ 597	$ (292,234)	$ 438,718	$ 150,448	$ 1,392,840	$ 1,990,369
Ending Balances (in shares) at Sep. 30, 2022		12,000	59,711,457	(14,765,360)